Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Disclosures

Note 19 Supplemental Cash Flow Disclosures

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Interest paid	$167	$168	$135
Income taxes paid, net of refunds received	56	(39)	57

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards.  In certain situations, TDS and U.S. Cellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting.  TDS and U.S. Cellular then pay the amount of the required tax withholdings to the taxing authorities in cash.

TDS:

Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Common Shares withheld	120,560	126,747	3,163

Aggregate value of Common Shares withheld	$3	$4	$–

Cash receipts upon exercise of stock options	7	13	13
Cash disbursements for payment of taxes	(3)	(4)	–
Net cash receipts from exercise of stock
options and vesting of other stock awards	$4	$9	$13

U.S. Cellular:

Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Common Shares withheld	144,755	308,010	228,011

Aggregate value of Common Shares withheld	$6	$13	$8

Cash receipts upon exercise of stock options	5	12	7
Cash disbursements for payment of taxes	(4)	(6)	(5)
Net cash receipts from exercise of stock options
and vesting of other stock awards	$1	$6	$2

Under the American Recovery and Reinvestment Act of 2009 (the Recovery Act), TDS Telecom was awarded and received $94 million in federal grants and provided $32 million of its own funds to complete 44 projects to provide broadband access in unserved areas.  TDS Telecom received the remaining $15 million in grants in 2015.  These funds reduced the carrying amount of the assets to which they relate.  TDS Telecom has received all funding due under this program.